Significant Accounting Policies - Factored Receivables (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Accounting Policies
Gross proceeds from factored receivables	$ 2.1	$ 2.2
Accounts receivable sold and derecognized that remain uncollected from customers	0.5	0.9
Net gains and losses associated with the transfer of receivables